Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended				8 Months Ended	12 Months Ended
	Mar. 19, 2020	Aug. 18, 2017	May 18, 2020	Jun. 17, 2019	Mar. 04, 2019	Oct. 31, 2015	Aug. 18, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 10, 2019	Dec. 31, 2015
Share Based Compensation (Details) [Line Items]
Ordinary shares issued													183,342
Share based compensation expense (in Dollars)											$ 8,800
General and administrative expenses (in Dollars)								$ 33,304	$ 24,776	$ 52,031
Selling and marketing expenses (in Dollars)								750	1,524	2,456
Research and development expenses (in Dollars)								$ 8,162	5,278	6,338
Parent Company [Member]
Share Based Compensation (Details) [Line Items]
Ordinary shares issued								2,695,194
General and administrative expenses (in Dollars)								$ (2,125)	$ (1,949)	$ (15,018)
EarlyBird Capital, Inc [Member]
Share Based Compensation (Details) [Line Items]
Initial public offering, description						At the IPO of the predecessor company of Pacific Special Acquisition Corp (“PSAC”) in October 2015, an option was issued to the underwriter of the IPO, EarlyBird Capital, Inc., to purchase up to 400,000 units at $10.00 per unit (“Unit Purchase Option”), where each unit of the option consists of one ordinary share of the Company, one right (convertible into one tenth of an ordinary share) and one warrant to purchase one half of one ordinary share at $12 per whole share. The option is fully vested at the merger of PSAC with Borqs International Holding Corp, and expires five years from the IPO, which is October 2020.
Three Non-Employees [Member]
Share Based Compensation (Details) [Line Items]
Options granted	2,250,000
Three Non-Employees [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)	$ 1.25
Advisory Company [Member]
Share Based Compensation (Details) [Line Items]
Options granted			100,000
Exercise price (in Dollars per share)			$ 0.01
2007 Plan [Member]
Share Based Compensation (Details) [Line Items]
Maximum aggregate number of shares								38,700,000
Terms of options, description								The terms of the options shall not exceed ten years from the date of grant.
Stock option vesting related description								25% of the shares subject to the options shall vest on the first anniversary of the vesting commencement date, and 1/48 of the shares subject to the options shall vest each month thereafter over the next three years, provided the optionee continues to be a service provider to the Group. Thus, there is an explicit service condition of 4 years. In addition, the options contain a performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control as defined in the 2007 Plan, provided there is continued employment of the optionees on such date.
Options granted		9,085,000					9,085,000					610,000
Purchase of aggregate shares												5,500,000
Aggregate intrinsic value (in Dollars)												$ 308		$ 308
Ordinary shares were fully vested		28,534,337					28,534,337					27,456,943
Reverse acquisition - 2017 [Member]
Share Based Compensation (Details) [Line Items]
Purchase of aggregate shares								2,516,225	2,350,000
Aggregate intrinsic value (in Dollars)								$ 5,653	$ 4,828
Share based compensation expense (in Dollars)								5,658
Ordinary shares issued - 2017 Plan [Member]
Share Based Compensation (Details) [Line Items]
Ordinary shares were fully vested									3,813,765
General and administrative expenses (in Dollars)								2,231
Selling and marketing expenses (in Dollars)								87
Research and development expenses (in Dollars)								$ 1,687
Employees, Officers, And Directors [Member] | 2007 Plan [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)												$ 0.56
Employees, Officers, And Directors [Member] | 2007 Plan [Member] | Minimum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)		$ 0.678
Employees, Officers, And Directors [Member] | 2007 Plan [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Exercise price (in Dollars per share)		0.859
Director [Member]
Share Based Compensation (Details) [Line Items]
Options granted				100,000	180,000			180,000
Exercise price (in Dollars per share)		$ 5.30		$ 2.92	$ 4.06